SEGMENT INFORMATION - SEGMENT RESULTS - Narratives (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of segment revenues [line items]
Revenue	¥ 18,331,422,000	$ 2,817,488	[1]	¥ 17,280,504,000	¥ 15,725,309,000
Revenue derived from a single external customer	¥ 0
Maximum [member]
Disclosure of segment revenues [line items]
Percentage of total revenues derived from single external customers	10.00%	10.00%
Guangzhou Railway Group [member] | Guangzhou Railway Group's subsidiaries [member]
Disclosure of segment revenues [line items]
Revenue	¥ 3,595,959,000			¥ 3,407,998,000	¥ 2,508,916,000

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.